Taxation - Schedule of Tax Payable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 3,264,841	$ 2,729,691
Value added tax payable	2,140,713	916,606
Other surtaxes payable	274,540	109,575
Total tax payable	$ 5,680,094	$ 3,755,872